                                                                          [LOGO]
                                                                  [THE HARTFORD]

October 15, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 8, 2009.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-3991.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Specialist

                                   EXHIBIT A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042             PremierSOLUTIONS (Cornerstone)
333-72042             PremierSOLUTIONS (Cornerstone -- Series II)
333-151805            Hartford 403(b) Cornerstone Innovations(SM)